Expense Example - Brown Advisory International Value Select ETF - Brown Advisory International Value Select ETF Shares, Brown Advisory International Value Select ETF	Feb. 19, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	$ 200